Revenue (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue recognized under IFRS 16
Fixed consideration – leasing component	$ 5,614,495	$ 16,846,481	$ 14,586,315
Revenue recognized under IFRS 15
Fixed consideration – service component	19,716,671	7,112,959	6,158,667
Ancillary services	16,500,371	20,125,934	15,094,286
Revenue recognised	36,217,042	27,238,893	21,252,953
Total revenue	$ 41,831,537	$ 44,085,374	$ 35,839,268